STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Thousands		9 Months Ended
	Apr. 21, 2023	Sep. 30, 2023	Dec. 31, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares outstanding		318,014	112,612
Unrecognized compensation cost, options		$ 424
Stock options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized compensation, weighted average amortization period (in years)		3 years 1 month 28 days
2015 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares outstanding	89,472
2015 Plan | Stock options | Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock awards, contractual life (in years)		10 years
A&R 2918 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of additional shares authorized	168,905
Number of shares authorized	216,666	228,542
Common shares reserved for future awards (in shares)		216,666
A&R 2918 Plan | Stock options | Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock awards, contractual life (in years)		10 years